CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating expenses:
Research and development	$ 118,109	$ 224,391
General and administrative	78,266	25,689
Total operating expenses	196,375	250,080
Loss from operations	(196,375)	(250,080)
Other income (expense):
Change in fair value of contingent earn-out liability	87,065
Change in fair value of warrant liabilities	8,880
Interest income, net	436	97
Other expense, net	(15)
Total other income, net	96,366	97
Net loss	(100,009)	(249,983)
Other comprehensive loss:
Foreign currency translation adjustments	1
Comprehensive loss	(100,008)	(249,983)
Loss attributable to common stockholders - basic	(100,009)	(249,983)
Loss attributable to common stockholders - diluted	$ (100,009)	$ (249,983)
Net loss per share - basic (in dollars per share)	$ (0.31)	$ (1.81)
Net loss per share - diluted (in dollars per share)	$ (0.31)	$ (1.81)
Weighted average common shares outstanding - basic (in shares)	324,008,969	137,824,126
Weighted average common shares outstanding - diluted (in shares)	324,008,969	137,824,126